Consolidated and Combined Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Less: accumulated depreciation	$ (4,253)	$ (61,221)
Total real estate, net	408,892	104,478
Real estate-related intangible assets, net (refer to Note 4)	138,725	32,680
Total real estate, net and real estate-related intangible assets, net	547,617	137,158
Restricted cash	1,700
Deferred expenses and other assets, net	6,929	6,604
Liabilities:
Accounts payable, accrued expenses and other liabilities	7,545	1,576
Real estate-related intangible liabilities, net	57,959	0
Debt obligations, net	307,074	0
The Company
ASSETS
Real estate, at cost	413,145
Less: accumulated depreciation	(4,253)
Total real estate, net	408,892
Real estate-related intangible assets, net (refer to Note 4)	138,725
Total real estate, net and real estate-related intangible assets, net	547,617
Cash and cash equivalents	168,214
Restricted cash	1,656
Ground and other lease income receivable, net	0
Deferred ground and other lease income receivable, net	4,097
Deferred expenses and other assets, net	6,929
Total assets	728,513
Liabilities:
Accounts payable, accrued expenses and other liabilities	7,545
Real estate-related intangible liabilities, net	57,959
Debt obligations, net	307,074
Total liabilities	372,578
Commitments and contingencies (refer to Note 7)	0
Safety, Income & Growth Inc. Shareholders' Equity:
Common stock, $0.01 par value, 400,000 shares authorized, 18,190 and 0 shares issued and outstanding as of December 31, 2017 and 2016, respectively	182
Additional paid-in capital	364,919
Retained earnings (deficit)	(9,246)
Accumulated other comprehensive income (loss)	80
Total equity	355,935
Total liabilities and equity	$ 728,513
Predecessor
ASSETS
Real estate, at cost		165,699
Less: accumulated depreciation		(61,221)
Total real estate, net		104,478
Real estate-related intangible assets, net (refer to Note 4)		32,680
Total real estate, net and real estate-related intangible assets, net		137,158
Cash and cash equivalents		0
Restricted cash		0
Ground and other lease income receivable, net		3,482
Deferred ground and other lease income receivable, net		8,423
Deferred expenses and other assets, net		6,604
Total assets		155,667
Liabilities:
Accounts payable, accrued expenses and other liabilities		1,576
Real estate-related intangible liabilities, net		0
Debt obligations, net		0
Total liabilities		1,576
Commitments and contingencies (refer to Note 7)		0
Safety, Income & Growth Inc. Shareholders' Equity:
Total equity		154,091
Total liabilities and equity		$ 155,667